SUBSIDIARY HELD FOR SALE (Tables)	12 Months Ended
Jun. 30, 2025
Subsidiary Held For Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale

Amounts in R million	2025	2024
Current assets held for sale comprise of:
Property, plant and equipment	48.4	—
Capital prepayments	56.9	—
Trade and other receivables	15.4	—
Cash and cash equivalents	0.1	—
	120.8	—
Current liabilities held for sale comprise of:
Trade and other payables	8.5	—
Loan payable	1.4	—
	9.9	—
Cash outflows attributable to subsidiary held for sale:
Net cash outflow from operating activities	5.6	—
Net cash outflow from investing activities	105.3	—
Net decrease in cash and cash equivalents	110.9	—

Loss from subsidiary held for sale	(2.1)	—